Basis for preparation, consolidation and accounting policies - Reconciliation between the balance of assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Operating lease commitments disclosed as of December 31, 2018			$ 7,330
New operating leases commitments under IFRS 16		$ 16,221
Short-term leases not recognized as a liability		(547)
Low-value leases not recognized as a liability		(3,119)
Additional lease liability recognized as of January 1, 2019		19,885
Plus: Lease liability already recognized as of December 31, 2018		241,653
Total lease liabilities	$ 7,503	261,538
Minera Yanacocha SRL and subsidiary [Member] | IFRS 16 [Member]
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Operating lease commitments disclosed as of December 31, 2018			450
Short-term leases not recognized as a liability	$ (88)
Additional lease liability recognized as of January 1, 2019		362
Total lease liabilities		362
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Operating lease commitments disclosed as of December 31, 2018			$ 152,866
Contracts that do not meet the revised definition of a lease		(25,851)
Effect of discounting		(31,287)
Total lease liabilities		$ 95,728